Statements of Operations (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income Statement Related Disclosures [Abstract]
Selling	[1]			$ 9,379	$ 6,722
General and administrative				3,285	4,437
Total selling, general and administrative expenses		$ 6,775	$ 5,754	12,664	11,159	$ 22,022
Shipping and handling costs				504	271
Interest income				220	15
Other, net	[2]			216	(224)
Financial income (expenses), net		$ 146	$ (56)	436	(209)	$ (150)
Foreign currency income (expense)				$ 261	$ (150)

[1]	Including shipping and handling costs
[2]	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $261, and $(150) in 2018 and 2017, respectively.